December 1, 2009

NAVELLIER PERFORMANCE FUNDS

Navellier Fundamental ‘A’ Portfolio

Supplement to Prospectus Dated May 1, 2009

DISTRIBUTOR (page 8)

Delete the text under this heading and insert the following:

BHIL Distributors, Inc. is the Distributor for the Portfolios and is responsible for the sale and distribution of shares to individual shareholders and broker-dealers.  BHIL Distributors, Inc. replaced IFS Fund Distributors, Inc. as the Distributor for the Portfolios on December 1st, 2009.

THREE WAYS TO PLACE ORDERS (page 10)

Delete the first and third bullets under this heading and insert the following:

❖	the Distributor, BHIL Distributors, Inc.

❖	securities dealers having a sales agreement with the Funds’ distributor, BHIL Distributors, Inc.

December 1, 2009

NAVELLIER PERFORMANCE FUNDS

Navellier Fundamental ‘A’ Portfolio

Supplement to Statement of Additional Information Dated May 1, 2009

THE DISTRIBUTOR (page 17)

Delete the first sentence under this heading and insert the following:

BHIL Distributors, Inc., 4041 N. High Street, Suite 402, Columbus, OH 45214 (the “Distributor”), is the Trust’s principal underwriter and exclusive agent for distribution of the Fund’s Shares.

Delete the sixth sentence under this heading and insert the following:

BHIL Distributors, Inc. is the Fund’s principal underwriter and exclusive agent for distribution of shares of the Portfolio as of December 1st, 2009.  IFS Fund Distributors, Inc. was the Fund’s principal underwriter and exclusive agent for distribution of shares of the Portfolio through November 30, 2009.

UNDERWRITERS (page 27)

Delete the first paragraph under this heading and insert the following:

The Fund’s shares will be continuously distributed through BHIL Distributors, Inc. (the “Distributor”) located at 4041 N. High Street, Suite 402, Columbus, OH 45214, pursuant to a distribution agreement dated October 12th, 2009.  BHIL Distributors, Inc. replaces IFS Fund Distributors, Inc. as the Distributor for the Portfolio as of December 1st, 2009.

Add a footnote to the Distributor remuneration table:

IFS Fund Distributors1

1          BHIL Distributors, Inc. replaces IFS Fund Distributors, Inc. as the Fund’s Underwriter as of December 1st, 2009.